Schedule of Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income attributable to Pyxis Tankers Inc.	$ 37,037	$ 13,392	$ (12,338)
Dividend Series A Convertible Preferred Stock	(810)	(885)	(555)
Net income/(loss) attributable to common shareholders	$ 36,227	$ 12,507	$ (12,893)
Weighted average number of common shares, basic	10,701,059	10,613,672	8,994,768
Net income/(loss) per common share, basic	$ 3.38	$ 1.18	$ (1.43)
Net income/(loss) per common share, diluted	$ 37,037	$ 13,392	$ (12,893)
Weighted average number of common shares, diluted	12,585,777	12,640,581	8,994,768
Net income/(loss) per common share, diluted	$ 2.94	$ 1.06	$ (1.43)